Description of Organization and Summary of Significant Accounting Policies (Tables) - HZO, Inc. and Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Description of Organization and Summary of Significant Accounting Policies
Schedule of revenue by type

	Six months ended June 30,
	2026	2025
Coating services, recurring	$3,339,999	$2,377,267
Equipment sales	59,828	16,676
Total Revenue	$3,399,827	$2,393,943

	2025	2024
Coating services, recurring	$4,787,766	$3,934,930
Equipment sales	54,420	1,407,896
Total Revenue	$4,842,186	$5,342,826

Schedule of receivables and contract liabilities from contracts with customers

	As of	As of
	June 30,	December 31,
	2026	2025
Receivables, gross	$1,405,336	$808,073
Contract liabilities	$397,800	$21,728

	2025	2024	2023
Receivables, gross	$808,073	$1,028,215	$2,512,029
Contract liabilities	$21,728	$128,704	$108,058